Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—92.7%
Agency—92.7%
Federal Home Loan Mortgage Corp.
Pool #WV0004 (1 month LIBOR + 0.330%) 0.448%, 1/1/30(1)	$13,950	$13,943
Pool #RD5039 2.000%, 10/1/30	2,827	2,925
Pool #RD5051 2.500%, 12/1/30	2,360	2,490
Pool #G15762 3.000%, 1/1/31	2,365	2,519
Pool #RD5050 2.000%, 2/1/31	1,574	1,629
Pool #RC1375 2.500%, 7/1/31	1,461	1,521
Pool #ZK9061 3.000%, 11/1/32	140	149
Pool #RC1374 2.000%, 1/1/33	3,561	3,659
Pool #848744 (12 month LIBOR + 1.789%) 2.629%, 5/1/34(1)	4,639	4,897
Pool #848736 (12 month LIBOR + 1.750%) 2.343%, 5/1/35(1)	7,495	7,910
Pool #QN3826 2.500%, 10/1/35	1,029	1,076
Pool #QN4194 2.000%, 11/1/35	11,409	11,718
Pool #SB0458 2.000%, 12/1/35	9,759	10,024
Pool #QN4515 2.500%, 12/1/35	5,176	5,388
Pool #QN4962 2.000%, 1/1/36	7,556	7,762
Pool #QN4991 2.000%, 1/1/36	8,261	8,489
Pool #QN5096 2.000%, 2/1/36	4,681	4,809
Pool #QN5133 2.000%, 2/1/36	9,070	9,324
Pool #848747 (12 month LIBOR + 1.866%) 2.823%, 7/1/36(1)	4,417	4,670
Pool #1Q1195 (12 month LIBOR + 1.613%) 2.614%, 5/1/37(1)	3,051	3,218
Pool #848796 (12 month LIBOR + 1.822%) 2.628%, 5/1/37(1)	8,113	8,599
Pool #1Q1420 (12 month LIBOR + 1.871%) 2.978%, 9/1/39(1)	3,223	3,428
Pool #2B3257 (12 month LIBOR + 1.630%) 3.112%, 10/1/44(1)	1,563	1,633
Pool #1B6503 (12 month LIBOR + 1.607%) 1.937%, 1/1/51(1)	3,134	3,254
Pool #1B6504 (12 month LIBOR + 1.610%) 2.271%, 1/1/51(1)	8,382	8,706
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KS05, A (1 month LIBOR + 0.500%) 0.619%, 1/25/23(1)	5,607	5,599
KF15, A (1 month LIBOR + 0.670%) 0.789%, 2/25/23(1)	1,781	1,780
KF22, A (1 month LIBOR + 0.500%) 0.619%, 7/25/23(1)	791	792
KF29, A (1 month LIBOR + 0.360%) 0.479%, 2/25/24(1)	9,913	9,941
	Par Value	Value
Agency—continued
KF31, A (1 month LIBOR + 0.370%) 0.489%, 4/25/24(1)	$979	$981
KF32, A (1 month LIBOR + 0.370%) 0.489%, 5/25/24(1)	2,288	2,290
KJ27, A1 2.092%, 7/25/24	3,560	3,670
KF36, A (1 month LIBOR + 0.340%) 0.459%, 8/25/24(1)	5,378	5,385
KF34, A (1 month LIBOR + 0.360%) 0.479%, 8/25/24(1)	2,564	2,571
KL3W, AFLW (1 month LIBOR + 0.450%) 0.570%, 8/25/25(1)	21,805	21,927
KF55, A (1 month LIBOR + 0.510%) 0.629%, 11/25/25(1)	7,015	7,055
KF16, A (1 month LIBOR + 0.630%) 0.749%, 3/25/26(1)	397	397
KF62, A (1 month LIBOR + 0.480%) 0.599%, 4/25/26(1)	3,975	3,990
KF74, AS (SOFRRATE + 0.530%) 0.567%, 1/25/27(1)	14,024	14,102
KF30, A (1 month LIBOR + 0.370%) 0.489%, 3/25/27(1)	3,184	3,188
KF81, AS (SOFR30A + 0.400%) 0.442%, 6/25/27(1)	9,713	9,742
KF33, A (1 month LIBOR + 0.400%) 0.519%, 6/25/27(1)	2,353	2,355
KSKY, ATE (1 month LIBOR + 0.360%) 0.479%, 8/25/27(1)	11,000	11,045
KF93, AL (1 month LIBOR + 0.280%) 0.399%, 10/25/27(1)	11,173	11,190
KS14, AL (1 month LIBOR + 0.340%) 0.459%, 4/25/30(1)	8,150	8,176
KF79, AS (SOFR30A + 0.580%) 0.622%, 5/25/30(1)	14,444	14,515
KF82, AS (SOFR30A + 0.420%) 0.462%, 6/25/30(1)	5,750	5,786
KF80, AS (SOFR30A + 0.510%) 0.552%, 6/25/30(1)	9,800	9,878
KF92, AL (1 month LIBOR + 0.330%) 0.440%, 10/25/30(1)	10,000	10,026
Federal Home Loan Mortgage Corp. REMIC
3990, UA 2.500%, 1/15/26	506	507
4224, KC 3.000%, 5/15/32	3,235	3,388
2781, FA (1 month LIBOR + 0.350%) 0.456%, 4/15/34(1)	4,440	4,425
2796, F (1 month LIBOR + 0.500%) 0.606%, 5/15/34(1)	2,563	2,593
4879, DF (1 month LIBOR + 0.400%) 0.506%, 8/15/34(1)	6,478	6,552
2980, FJ (1 month LIBOR + 0.300%) 0.406%, 11/15/34(1)	6,875	6,921
3107, FC (1 month LIBOR + 0.300%) 0.406%, 6/15/35(1)	4,803	4,815
3284, BF (1 month LIBOR + 0.300%) 0.406%, 3/15/37(1)	3,841	3,873
4057, CF (1 month LIBOR + 0.450%) 0.556%, 4/15/39(1)	715	716
4323, CB 2.000%, 3/15/40	551	554
4048, GF (1 month LIBOR + 0.350%) 0.456%, 10/15/40(1)	4,138	4,147
See Notes to Schedule of Investments

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
3800, AF (1 month LIBOR + 0.500%) 0.606%, 2/15/41(1)	$1,072	$1,086
3820, FA (1 month LIBOR + 0.350%) 0.456%, 3/15/41(1)	9,275	9,349
3990, GF (1 month LIBOR + 0.400%) 0.506%, 3/15/41(1)	4,016	4,033
3954, PF (1 month LIBOR + 0.500%) 0.606%, 7/15/41(1)	865	873
4547, A 3.000%, 12/15/41	1,561	1,591
4571, GA 3.000%, 1/15/42	1,135	1,156
4654, LA 3.500%, 3/15/42	1,105	1,110
4203, PF (1 month LIBOR + 0.250%) 0.356%, 9/15/42(1)	8,696	8,631
4136, EF (1 month LIBOR + 0.250%) 0.356%, 11/15/42(1)	3,412	3,419
4665, JG 3.500%, 12/15/42	29	29
4763, DA 4.000%, 1/15/43	627	628
Federal National Mortgage Association
2016-M3, ASQ2 2.263%, 2/25/23	315	317
Pool #109523 (1 month LIBOR + 0.320%) 0.439%, 9/1/23(1)	21,760	21,754
2016-M9, FA (1 month LIBOR + 0.590%) 0.697%, 9/25/23(1)	5,093	5,112
Pool #BL0422 (1 month LIBOR + 0.370%) 0.489%, 11/1/23(1)	21,000	20,986
2016-M13, FA (1 month LIBOR + 0.670%) 0.777%, 11/25/23(1)	1,776	1,785
Pool #AN4300 (1 month LIBOR + 0.560%) 0.679%, 1/1/24(1)	13,650	13,620
Pool #AN4364 (1 month LIBOR + 0.590%) 0.709%, 1/1/24(1)	2,874	2,869
2017-M2, FA (1 month LIBOR + 0.530%) 0.637%, 2/25/24(1)	2,776	2,776
2017-M11, FA (1 month LIBOR + 0.470%) 0.577%, 9/25/24(1)	1,955	1,957
2017-M13, FA (1 month LIBOR + 0.400%) 0.507%, 10/25/24(1)	2,641	2,640
2015-M14, FA (1 month LIBOR + 0.620%) 0.729%, 10/25/25(1)	11,350	11,465
2015-M6, FA (1 month LIBOR + 0.300%) 0.409%, 1/25/26(1)	19,533	19,526
Pool #BL4613 (1 month LIBOR + 0.660%) 0.779%, 9/1/26(1)	8,700	8,668
Pool #BS0309 (SOFR30A + 0.380%) 0.422%, 10/1/28(1)	7,750	7,747
Pool #BL5697 (1 month LIBOR + 0.650%) 0.769%, 2/1/30(1)	6,300	6,293
Pool #MA3929 3.000%, 2/1/30	7,131	7,566
Pool #BL7250 (1 month LIBOR + 0.590%) 0.709%, 6/1/30(1)	18,960	18,944
Pool #BQ2292 2.000%, 8/1/30	23,409	24,177
Pool #CA7127 2.000%, 9/1/30	13,478	13,921
Pool #CA7533 1.500%, 10/1/30	2,012	2,054
	Par Value	Value
Agency—continued
Pool #CA7539 2.000%, 10/1/30	$8,464	$8,743
Pool #MA4148 2.000%, 10/1/30	4,403	4,548
Pool #CA7879 2.000%, 11/1/30	13,090	13,522
Pool #CA7884 2.500%, 11/1/30	2,154	2,258
Pool #FM4697 2.500%, 11/1/30	1,050	1,102
Pool #CA8350 2.000%, 12/1/30	15,936	16,490
Pool #MA4212 2.500%, 12/1/30	900	947
Pool #FM5348 3.000%, 12/1/30	4,692	4,990
Pool #BS0549 (SOFR30A + 0.410%) 0.452%, 1/1/31(1)	4,520	4,518
Pool #BS0168 (SOFR30A + 0.420%) 0.462%, 1/1/31(1)	31,100	31,093
Pool #MA2820 2.500%, 11/1/31	600	611
Pool #MA2979 2.500%, 4/1/32	1,159	1,188
Pool #AD0064 (6 month LIBOR + 1.547%) 1.798%, 1/1/35(1)	1,843	1,914
Pool #FM2994 3.000%, 3/1/35	676	716
Pool #CA6847 2.500%, 8/1/35	10,873	11,408
Pool #FM4709 2.500%, 10/1/35	11,399	11,950
Pool #BR1611 2.000%, 1/1/36	4,948	5,084
Pool #MA2496 3.000%, 1/1/36	340	357
Pool #BR0408 2.000%, 2/1/36	5,144	5,284
Pool #BR1354 2.000%, 2/1/36	6,627	6,808
Pool #BR2684 2.000%, 2/1/36	9,913	10,183
Pool #BR3301 2.000%, 2/1/36	12,694	13,040
Pool #BR4741 2.000%, 3/1/36	5,680	5,844
Pool #AL2202 (12 month LIBOR + 1.701%) 2.474%, 6/1/36(1)	2,100	2,214
Pool #AL0960 (12 month LIBOR + 1.698%) 2.433%, 7/1/37(1)	4,465	4,706
Pool #AL0270 (12 month LIBOR + 1.657%) 2.532%, 8/1/38(1)	1,449	1,530
Pool #AL6516 (12 month LIBOR + 1.761%) 2.253%, 4/1/40(1)	2,999	3,157
Pool #AE0544 (12 month LIBOR + 1.743%) 2.266%, 11/1/40(1)	2,091	2,201
Pool #AL7812 (12 month LIBOR + 1.728%) 2.273%, 11/1/40(1)	5,086	5,351
Pool #AL7477 (12 month LIBOR + 1.797%) 2.446%, 12/1/40(1)	2,707	2,855
Pool #AL0323 (12 month LIBOR + 1.819%) 3.068%, 6/1/41(1)	2,332	2,465

See Notes to Schedule of Investments

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL8796 (12 month LIBOR + 1.824%) 2.730%, 9/1/41(1)	$7,258	$7,672
Pool #AL1886 (12 month LIBOR + 1.757%) 3.343%, 6/1/42(1)	532	564
Pool #AL8872 (12 month LIBOR + 1.800%) 2.683%, 7/1/42(1)	10,271	10,848
Pool #BM4557 (12 month LIBOR + 1.759%) 2.497%, 5/1/45(1)	3,186	3,362
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 2.378%, 7/1/47(1)	4,923	5,123
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 3.004%, 7/1/47(1)	1,329	1,392
Pool #BM1805 (12 month LIBOR + 1.603%) 2.824%, 9/1/47(1)	11,030	11,542
Pool #CA4499 (12 month LIBOR + 1.600%) 2.687%, 9/1/48(1)	2,852	2,977
Pool #BM4556 (12 month LIBOR + 1.597%) 3.304%, 10/1/48(1)	6,199	6,471
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 3.054%, 4/1/49(1)	1,540	1,603
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 2.808%, 5/1/49(1)	838	859
Pool #BP5563 (12 month LIBOR + 1.600%) 2.575%, 4/1/50(1)	5,264	5,492
Federal National Mortgage Association REMIC
2011-62, LF (1 month LIBOR + 0.400%) 0.509%, 1/25/32(1)	7,685	7,742
2013-62, FQ (1 month LIBOR + 0.250%) 0.359%, 9/25/32(1)	4,691	4,732
2013-51, GB 1.500%, 10/25/32	1,546	1,578
2018-92, AF (1 month LIBOR + 0.400%) 0.509%, 5/25/33(1)	7,845	7,908
2005-17, FA (1 month LIBOR + 0.300%) 0.409%, 3/25/35(1)	6,263	6,283
2005-74, NA (1 month LIBOR + 0.420%) 0.529%, 5/25/35(1)	10,884	10,951
2005-58, KF (1 month LIBOR + 0.500%) 0.609%, 7/25/35(1)	3,890	3,943
2018-96, FC (1 month LIBOR + 0.450%) 0.559%, 10/25/35(1)	8,118	8,184
2006-31, FP (1 month LIBOR + 0.300%) 0.409%, 5/25/36(1)	3,842	3,853
2006-63, FD (1 month LIBOR + 0.450%) 0.559%, 7/25/36(1)	4,620	4,670
2006-113, NF (1 month LIBOR + 0.350%) 0.459%, 9/25/36(1)	3,648	3,662
2007-106, FN (1 month LIBOR + 0.590%) 0.699%, 11/25/37(1)	4,548	4,643
2011-104, FE (1 month LIBOR + 0.350%) 0.459%, 3/25/39(1)	1,569	1,572
2011-117, PF (1 month LIBOR + 0.350%) 0.459%, 7/25/39(1)	1,420	1,421
2011-144, PF (1 month LIBOR + 0.450%) 0.559%, 10/25/39(1)	461	461
2011-84, F (1 month LIBOR + 0.350%) 0.459%, 1/25/40(1)	479	479
2010-59, FC (1 month LIBOR + 1.000%) 1.109%, 1/25/40(1)	3,977	4,070
	Par Value	Value
Agency—continued
2012-17, GF (1 month LIBOR + 0.450%) 0.559%, 7/25/40(1)	$1,026	$1,028
2010-137, WB 2.650%, 7/25/40(1)	1,640	1,698
2012-71, FP (1 month LIBOR + 0.350%) 0.459%, 3/25/41(1)	3,304	3,312
2012-17, EF (1 month LIBOR + 0.450%) 0.559%, 3/25/41(1)	2,067	2,078
2012-38, PF (1 month LIBOR + 0.400%) 0.509%, 9/25/41(1)	1,216	1,226
2016-2, LA 3.000%, 12/25/41	574	585
2016-21, BA 3.000%, 3/25/42	4,747	4,838
2012-133, FC (1 month LIBOR + 0.300%) 0.409%, 6/25/42(1)	2,242	2,238
2013-34, PF (1 month LIBOR + 0.350%) 0.459%, 8/25/42(1)	6,307	6,265
2017-18, CA 3.000%, 1/25/43	580	592
2013-58, FY (1 month LIBOR + 0.250%) 0.359%, 2/25/43(1)	3,708	3,713
2016-36, FB (1 month LIBOR + 0.500%) 0.609%, 3/25/43(1)	1,049	1,055
2017-33, DA 3.500%, 7/25/43	2,712	2,755
2017-104, PA 3.000%, 2/25/46	9,662	10,015
2019-13, FG (1 month LIBOR + 0.400%) 0.509%, 4/25/49(1)	12,824	13,006
FRESB Mortgage Trust
2015-SB6, A5 (1 month LIBOR + 0.700%) 0.819%, 9/25/35(1)	2,937	2,942
2016-SB13, A5H (1 month LIBOR + 0.700%) 0.819%, 1/25/36(1)	14,316	14,307
2016-SB18, A5H 2.110%, 5/25/36(1)	3,780	3,777
2016-SB16, A5H 2.130%, 5/25/36(1)	7,376	7,369
2016-SB23, A5H 1.980%, 9/25/36(1)	1,146	1,147
2016-SB22, A7H 2.190%, 9/25/36(1)	760	777
2016-SB23, A7H 2.200%, 9/25/36(1)	9,128	9,335
2018-SB50, A5H 3.000%, 4/25/38(1)	929	953
2015-SB3, A5 (1 month LIBOR + 0.700%) 0.819%, 8/25/42(1)	298	298
2016-SB19, A5H 2.180%, 1/25/46(1)	1,313	1,312
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 0.556%, 7/16/33(1)	3,526	3,549
2003-67, FP (1 month LIBOR + 0.900%) 1.011%, 8/20/33(1)	3,072	3,112
2004-38, FA (1 month LIBOR + 0.400%) 0.506%, 5/16/34(1)	4,498	4,516
2013-117, FH (1 month LIBOR + 0.350%) 0.461%, 6/20/39(1)	496	497
2013-124, F (1 month LIBOR + 0.400%) 0.511%, 8/20/39(1)	3,266	3,268

See Notes to Schedule of Investments

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
2009-88, FA (1 month LIBOR + 0.750%) 0.856%, 10/16/39(1)	$6,199	$6,307
2011-28, FG (1 month LIBOR + 0.500%) 0.611%, 12/20/40(1)	9,863	9,922
2012-36, LF (1 month LIBOR + 0.330%) 0.441%, 3/20/42(1)	1,571	1,578
2017-95, PG 2.500%, 12/20/45	1,251	1,288
2019-38, BA 2.500%, 8/20/48	12,163	12,425
2016-H22, FJ (1 month LIBOR + 0.390%) 0.510%, 10/20/66(1)	144	144
Government National Mortgage Association I
Pool #AC3667 1.660%, 8/15/26	1,097	1,116
Pool #778668 3.000%, 12/15/26	502	519
Pool #778776 3.000%, 1/15/27	149	155
Pool #AA8329 2.000%, 2/15/28	583	595
Pool #AF1057 2.000%, 7/15/28	191	197
Government National Mortgage Association II
Pool #4954 3.000%, 2/20/26	197	208
Pool #MA0299 2.500%, 8/20/27	613	632
Pool #MA0908 2.500%, 4/20/28	234	242
Pool #MA1132 2.000%, 7/20/28	8,855	9,023
Pool #MA6968 2.500%, 11/20/35	477	496
Pool #MA7024 2.500%, 12/20/35	5,995	6,241
Pool #MA7107 2.500%, 1/20/36	1,399	1,463
Pool #MA7165 2.500%, 6/20/36	8,402	8,755
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 0.600%, 5/25/27(1)	3,346	3,329
Pool #510083 (PRIME minus 2.650%) 0.600%, 9/25/27(1)	1,115	1,108
Pool #510241 (PRIME minus 2.600%) 0.650%, 10/25/27(1)	3,503	3,489
Pool #510254 (PRIME minus 2.600%) 0.650%, 5/25/28(1)	6,635	6,606
Pool #510228 (PRIME minus 2.500%) 0.750%, 7/25/28(1)	965	963
Pool #510219 (PRIME minus 2.650%) 0.600%, 11/25/28(1)	3,500	3,478
	Par Value	Value
Agency—continued
Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	$6,502	$6,482
Pool #510256 (PRIME minus 2.600%) 0.650%, 12/25/28(1)	7,131	7,103
Pool #510032 (PRIME minus 2.650%) 0.600%, 6/25/34(1)	3,119	3,095
		1,094,350

Total Mortgage-Backed Securities (Identified Cost $1,088,800)		1,094,350

Total Long-Term Investments—92.7% (Identified Cost $1,088,800)		1,094,350

	Shares
Short-Term Investment—6.2%
Money Market Mutual Fund—6.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	73,255,792	73,256
Total Short-Term Investment (Identified Cost $73,256)		73,256

TOTAL INVESTMENTS—98.9% (Identified Cost $1,162,056)		$1,167,606
Other assets and liabilities, net—1.1%		12,615
NET ASSETS—100.0%		$1,180,221

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	Secured Overnight Financing Rate 30 Day Average
SOFRRATE	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Exchange-Traded Futures contracts as of March 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Five Year U.S. Treasury Note Future	June 2021	(123)	$(15,178)	$140	$—
See Notes to Schedule of Investments

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of March 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Two Year U.S. Treasury Note Future	June 2021	(200)	$(44,145)	$8	$—
Total				$148	$—
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$1,094,350	$—	$1,094,350
Money Market Mutual Fund	73,256	73,256	—
Other Financial Instruments:
Futures Contracts	148	148	—
Total Investments	$1,167,754	$73,404	$1,094,350
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
Securities held by the Fund with an end of period value of $12,291 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
	Total	Asset- Backed Securities
Investments in Securities
Balance as of December 31, 2020:	$ 12,299	$ 12,299
Accrued discount/(premium)	—(a)	—(a)
Change in unrealized appreciation (depreciation)	(8)	(8)
Transfers from Level 3	(12,291)	(12,291)
Balance as of March 31, 2021	$ —	$ —
(a) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.